Houston Office | 395 Sawdust Road, Suite 2137 | The Woodlands, TX  77380 | Phone:  281.702.2137 | Fax:  866.862.1719

September 17, 2012

Securities and Exchange Commission                                                                                     VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:    YCG Funds., File Nos. 811-____ and 333-_____, Initial Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Ladies and Gentlemen:

We are, on behalf of YCG Funds (the “Trust”), filing Notification of Intent to Register on Form N-8A and Initial Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

Please direct comments regarding the Trust’s Registration Statement to me at the above address.  Thank you for your consideration.

Sincerely,

/s/  David D. Jones, Esq.
Kaplan Voekler Cunningham & Frank, PLC